Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Compensation	$ 1,429	$ 2,932	$ 3,728
Restructuring costs	1,308
Marketing services	398	863	1,277
Distribution agreements and managed care costs	920	867	1,235
Professional fees	866	623	643
Franchise taxes	82	263	415
Travel expenses	148	144	269
Manufacturing overhead	72	46	86
Other accruals	260	193	48
Total accrued expenses and other current liabilities	$ 5,483	$ 5,931	$ 7,701